Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Roll-forward of Fair Value of Level 3 (Significant Unobservable Inputs) Assets

The following table presents a roll-forward of the fair value of Level 3 available-for-sale investment for nine months ended December 31, 2017 and the years ended December 31, 2018 and 2019, respectively:

Available-for-sale investment
RMB
Ending balance as of March 31, 2017	10,376,547
Total gain or losses:
Included in net income	(10,458,538)
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax	553,870
Foreign currency translation adjustment	(471,879)
Ending balance as of December 31, 2017, 2018 and 2019	—

Schedule of Fair Value Hierarchy of Assets That Are Measured at Fair Value on Non-recurring Basis

The following tables present the placement in the fair value hierarchy of assets that are measured at fair value on a non-recurring basis at December 31, 2018 and 2019:

		Fair value disclosure or measurement at December 31, 2018 using
	December 31, 2018	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Other equity investments
ApplySquare Education & Technology Co., Ltd.	22,471,700	—	—	22,471,700
Beijing GlobalWisdom Information Technology Co., Ltd.	5,919,198	—	—	5,919,198

Fair value disclosure or measurement at December 31, 2019 using
	December 31, 2019	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Other equity investments
ApplySquare Education & Technology Co., Ltd.	1,576,391	—	—	1,576,391
Beijing GlobalWisdom Information Technology Co., Ltd.	—	—	—	—